Income Taxes (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carryforwards	$ 1,397,919	$ 215,479	$ 175,750
Deferred tax asset	489,271	75,418	61,500
Valuation allowance for deferred asset	(489,271)	(75,418)	(61,500)
Net deferred tax asset	$ 0	$ 0	$ 0